SCHEDULE OF INFORMATION ABOUT CONSOLIDATED STRUCTURED ENTITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Closing carrying amount	$ 112	$ 221
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Closing carrying amount		221	$ 147	$ 248
Security Matters Limited [Member] | Security Matters Limited's share of net assets [member]
IfrsStatementLineItems [Line Items]
Closing carrying amount		115	248	249
Security Matters Limited [Member] | Company's share in net profits (losses) of associated companies [member]
IfrsStatementLineItems [Line Items]
Company’s share in net profits (losses) of associated companies		$ 106	$ (101)	$ (1)